Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,984,785.88

Principal:
Principal Collections	$39,523,301.24
Prepayments in Full	$20,726,267.80
Liquidation Proceeds	$243,234.55
Recoveries	$18,726.70
Sub Total	$60,511,530.29
Collections	$64,496,316.17

Purchase Amounts:
Purchase Amounts Related to Principal	$106,129.15
Purchase Amounts Related to Interest	$319.67
Sub Total	$106,448.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$64,602,764.99

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	8
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$64,602,764.99
Servicing Fee	$1,432,940.57	$1,432,940.57	$0.00	$0.00	$63,169,824.42
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$63,169,824.42
Interest - Class A-2 Notes	$228,959.68	$228,959.68	$0.00	$0.00	$62,940,864.74
Interest - Class A-3 Notes	$320,194.00	$320,194.00	$0.00	$0.00	$62,620,670.74
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$62,477,944.07
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$62,477,944.07
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$62,415,310.40
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$62,415,310.40
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$62,343,706.40
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$62,343,706.40
Regular Principal Payment	$56,263,938.56	$56,263,938.56	$0.00	$0.00	$6,079,767.84
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$6,079,767.84
Residual Released to Depositor	$0.00	$6,079,767.84	$0.00	$0.00	$0.00

Total		$64,602,764.99

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$56,263,938.56
Total					$56,263,938.56
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$56,263,938.56	$82.03	$228,959.68	$0.33	$56,492,898.24	$82.36
Class A-3 Notes	$0.00	$0.00	$320,194.00	$0.47	$320,194.00	$0.47
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$56,263,938.56	$26.72	$826,118.02	$0.39	$57,090,056.58	$27.11

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$549,503,222.69	0.8011419	$493,239,284.13	0.7191125
Class A-3 Notes	$686,130,000.00	1.0000000	$686,130,000.00	1.0000000
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$1,557,713,222.69	0.7397778	$1,501,449,284.13	0.7130574

Pool Information
Weighted Average APR	2.727%	2.713%
Weighted Average Remaining Term	50.71	49.93
Number of Receivables Outstanding	66,349	64,752
Pool Balance	$1,719,528,684.32	$1,658,608,925.16
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,603,984,739.17	$1,547,384,983.64
Pool Factor	0.7628715	0.7358443

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$111,223,941.52
Targeted Overcollateralization Amount	$157,159,641.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$157,159,641.03

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		143	$320,826.42
(Recoveries)		6	$18,726.70
Net Loss for Current Collection Period			$302,099.72
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2108%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1370%
Second Prior Collection Period			0.2472%
Prior Collection Period			0.4646%
Current Collection Period			0.2146%
Four Month Average (Current and Prior Three Collection Periods)			0.2659%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1071	$2,034,663.91
(Cumulative Recoveries)			$43,579.51
Cumulative Net Loss for All Collection Periods			$1,991,084.40
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0883%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,899.78
Average Net Loss for Receivables that have experienced a Realized Loss			$1,859.09

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.47%	267	$7,785,520.12
61-90 Days Delinquent	0.05%	28	$798,213.79
91-120 Days Delinquent	0.01%	7	$117,081.63
Over 120 Days Delinquent	0.00%	2	$66,028.66
Total Delinquent Receivables	0.53%	304	$8,766,844.20

Repossession Inventory:
Repossessed in the Current Collection Period		21	$715,649.43
Total Repossessed Inventory		33	$1,178,894.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0720%
Prior Collection Period			0.0618%
Current Collection Period			0.0571%
Three Month Average			0.0636%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0592%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	January 2021
Payment Date	2/16/2021
Transaction Month	8

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	148	$5,407,638.85
2 Months Extended	168	$5,591,402.92
3+ Months Extended	26	$791,146.78

Total Receivables Extended	342	$11,790,188.55

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer